Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
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Trade and Other Receivables
20.	TRADE AND OTHER RECEIVABLES

NON-CURRENT TRADE AND OTHER RECEIVABLES

Million US dollar	2017	2016

Cash deposits for guarantees	209	200
Loans to customers	13	15
Deferred collection on disposals	11	11
Tax receivable, other than income tax	68	105
Trade and other receivables	533	537

	834	868

For the nature of cash deposits for guarantees see Note 31 Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other.

CURRENT TRADE AND OTHER RECEIVABLES

Million US dollar	2017	2016 Adjusted	2016 Reported

Trade receivables and accrued income	4 752	4 523	4 562
Interest receivable	6	10	10
Tax receivable, other than income tax	368	572	572
Loans to customers	166	85	85
Prepaid expenses	428	316	316
Other receivables	846	846	846

	6 566	6 352	6 391

The fair value of trade and other receivables equals their carrying amounts as the impact of discounting is not significant.

The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current loans to customers can be detailed as follows for 2017 and 2016 respectively:

	Net carrying amount as of December 31, 2017	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 752	4 369	265	47	40	31
Loans to customers	179	179	—	—	—	—
Interest receivable	6	6	—	—	—	—
Other receivables	846	803	19	6	14	4

	5 783	5 357	284	53	54	35

	Net carrying amount as of December 31, 2016	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 562	4 201	189	64	37	70
Loans to customers	100	96	—	2	2	—
Interest receivable	10	10	—	—	—	—
Other receivables	846	721	42	21	6	56

	5 518	5 028	231	87	45	126

In accordance with IFRS 7 Financial Instruments: Disclosures, the above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities or AB InBev has sufficient collateral. Impairment losses on trade and other receivables recognized in 2017 amount to 59m US dollar (2016: 40m US dollar).

AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 29 Risks arising from financial instruments.